Investment Objectives and Goals - Miller Income Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Miller Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Miller Income Fund (the “Fund”) seeks to provide a high level of income while maintaining the potential for growth.